Related Party Transactions (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023 JPY (¥)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 JPY (¥)
Related Party Transactions (Details) [Line Items]
Security deposit	$ 375,950				¥ 50
Working capital	(300,760)	¥ 40
Transaction commission percentage			1.00%	1.00%
Seihinkokusai Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Security deposit	105,266				¥ 14
Consumption tax amount	$ 109,144
Operating security deposit to Seihinkokusai [Member]
Related Party Transactions (Details) [Line Items]
Security deposit						$ 150,380	¥ 20